Note 20 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of components in cash and cash equivalents [text block]
	2019	2018
Short term bank deposits (i)	6,289.6	5,992.8
Current bank accounts	5,403.6	4,875.7
Cash	207.5	595.0
Cash and cash equivalents	11,900.7	11,463.5